REVENUE (Details - Revenue by geographic destination) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disaggregation of Revenue [Line Items]
Total revenue	$ 18,518	$ 141,018
North America [Member]
Disaggregation of Revenue [Line Items]
Total revenue	2,700	14,200
UNITED KINGDOM
Disaggregation of Revenue [Line Items]
Total revenue	0	0
Rest Of World [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 15,818	$ 126,818